Subsequent events (Details) - Subsequent event - 2025 ADividends $ / shares in Units, $ in Millions	3 Months Ended
Mar. 27, 2025 USD ($) $ / shares
Subsequent Event [Line Items]
Cash dividend	$ 0.012
Dividends payable, date of record	Mar. 27, 2025
Cash dividend | $	$ 4.2
Dividends payable, date to be paid	Apr. 17, 2025
ADR
Subsequent Event [Line Items]
Cash dividend	$ 0.036
Dividends payable, date to be paid	Apr. 24, 2025